As filed with the Securities and Exchange Commission on November 20, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2008
The Yacktman Fund
(Unaudited)

				Shares	Value
COMMON STOCKS - 75.38%
Banks - 1.77%
The Bancorp, Inc. (a)				299,890	$1,499,450
U.S. Bancorp				100,000	3,602,000
					5,101,450
Beverages - 20.48%
Anheuser-Busch Cos., Inc.				47,770	3,099,318
Coca-Cola Co.				570,000	30,141,600
PepsiCo, Inc.				360,000	25,657,200
					58,898,118
Building Products - 0.39%
USG Corp. (a)				43,900	1,123,840

Commercial Services & Supplies - 1.43%
H&R Block, Inc.				180,000	4,095,000

Diversified Financials - 6.30%
AmeriCredit Corp. (a)				1,557,500	15,777,475
Resource America, Inc.				247,000	2,346,500
					18,123,975
Food Products - 6.18%
Kraft Foods, Inc.				100,000	3,275,000
Lancaster Colony Corp.				385,000	14,499,100
					17,774,100
Health Care Providers & Services - 1.86%
UnitedHealth Group, Inc.				100,000	2,539,000
Wellpoint, Inc. (a)				60,000	2,806,200
					5,345,200
Household Durables - 0.64%
Furniture Brands International, Inc.				175,000	1,841,000

Household Products - 8.36%
Clorox Co.				112,000	7,021,280
Colgate-Palmolive Co.				50,000	3,767,500
Procter & Gamble Co.				190,000	13,241,100
					24,029,880
Industrial Conglomerates - 1.07%
Tyco International Ltd.				87,500	3,064,250

Insurance - 0.07%
MGIC Investment Corp.				30,000	210,900

Internet Retail - 5.15%
eBay, Inc. (a)				661,650	14,807,727

Media - 6.34%
Interpublic Group of Cos., Inc. (a)				481,155	3,728,951
Liberty Media Holding Corp., Interactive Series A (a)				385,000	4,970,350
Viacom, Inc., Class B (a)				384,000	9,538,560
					18,237,861
Pharmaceuticals - 6.02%
Johnson & Johnson				130,000	9,006,400
Pfizer, Inc.				450,000	8,298,000
					17,304,400
Software - 7.31%
Microsoft Corp.				788,000	21,031,720

Specialty Retail - 2.01%
Home Depot, Inc.				50,000	1,294,500
Wal-Mart Stores, Inc.				75,000	4,491,750
					5,786,250

TOTAL COMMON STOCKS (Cost $191,940,182)					216,775,671

PREFERRED STOCKS - 3.43%

Diversified Financials - 3.12%
Federal National Mortgage Association				404,243	1,127,964
SLM Corp.				329,000	7,846,650
					8,974,614
Insurance - 0.31%
American International Group, Inc.				169,000	880,490

TOTAL PREFERRED STOCKS (Cost $10,627,831)					9,855,104

				Principal
				Amount
CONVERTIBLE BONDS - 1.21%
Rait Financial Trust
6.875%, 04/15/2027 (b)				$6,750,000	3,476,250

TOTAL CONVERTIBLE BONDS (Cost $4,400,980)					3,476,250

SHORT TERM INVESTMENTS - 20.74%
Commercial Paper - 20.51%
American Express
0.00%, 10/01/2008				11,439,000	11,439,000
Citigroup
0.00%, 10/01/2008				12,339,000	12,339,000
Deutsche Bank
0.00%, 10/01/2008				12,339,000	12,339,000
General Electric
0.00%, 10/01/2008				11,439,000	11,439,000
HSBC Finance
0.00%, 10/01/2008				11,439,000	11,439,000
					58,995,000
Demand Notes - 0.23%
U.S. Bancorp
2.220% (c)				662,599	662,599
TOTAL SHORT TERM INVESTMENTS (Cost $59,657,599)					59,657,599

Total Investments (Cost $266,626,592) - 100.76%					289,764,624
Liabilities in Excess of Other Assets - (0.76)%					(2,181,142)
TOTAL NET ASSETS - 100.00%					$287,583,482

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Restricted
(c) Variable Rate

	The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Cost of investments		$266,626,592
	Gross unrealized appreciation		41,529,040
	Gross unrealized depreciation		(18,391,008)
	Net unrealized appreciation		$23,138,032

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investment in Securities	$ 289,764,624	$ 226,630,775	$ 63,133,849	$ —
Other Financial Instruments	$ —	$ —	$ —	$ —
Total	$ 289,764,624	$ 226,630,775	$ 63,133,849	$ —

Schedule of Investments
September 30, 2008
The Yacktman Focused Fund
(Unaudited)

				Shares	Value
COMMON STOCKS - 82.79%
Auto Manufacturers - 3.98%
Toyota Industries Corporation - ADR (a)				100,000	$2,850,000

Banks - 1.24%
The Bancorp, Inc. (a)				178,326	891,630

Beverages - 20.42%
Coca-Cola Co.				160,000	8,460,800
PepsiCo, Inc.				86,500	6,164,855
					14,625,655
Building Products - 0.36%
USG Corp. (a)				10,100	258,560

Diversified Financials - 11.20%
AmeriCredit Corp. (a)				613,000	6,209,690
Resource America, Inc.				73,700	700,150
SLM Corp. (a)				90,000	1,110,600
					8,020,440
Diversified Telecommunication Services - 1.45%
Sprint Nextel Corp.				170,000	1,037,000

Food Products - 4.05%
Lancaster Colony Corp.				77,000	2,899,820

Health Care Providers & Services - 1.86%
UnitedHealth Group, Inc.				25,000	634,750
Wellpoint, Inc. (a)				15,000	701,550
					1,336,300
Homebuilding - 1.72%
Pulte Homes, Inc.				88,000	1,229,360

Household Products - 5.47%
Clorox Co.				18,000	1,128,420
Procter & Gamble Co.				40,000	2,787,600
					3,916,020
Internet Retail - 7.03%
eBay, Inc. (a)				225,000	5,035,500

Media - 5.49%
Liberty Media Holding Corp., Interactive Series A (a)				110,000	1,420,100
Viacom, Inc. (a)				101,000	2,508,840
					3,928,940
Oil, Gas & Consumable Fuels - 3.07%
ConocoPhillips (a)				30,000	2,197,500

Pharmaceuticals - 4.74%
Johnson & Johnson				25,000	1,732,000
Pfizer, Inc.				90,000	1,659,600
					3,391,600
Software - 8.20%
Microsoft Corp.				220,000	5,871,800

Specialty Retail - 2.51%
Wal-Mart Stores, Inc.				30,000	1,796,700

TOTAL COMMON STOCKS (Cost $56,114,218)					59,286,825

PREFERRED STOCKS - 1.41%
Diversified Financials - 1.19%
Federal National Mortgage Association				86,949	254,932
SLM Corp.				25,000	596,250
					851,182
Insurance - 0.22%
American International Group, Inc.				30,000	156,300

TOTAL PREFERRED STOCKS (Cost $1,006,634)					1,007,482

				Principal
				Amount
CONVERTIBLE BONDS - 1.04%
Rait Financial Trust
6.875%, 04/15/2027 (Acquired 04/12/2007, Cost $1,500,000) (b)				$1,450,000	746,750

TOTAL CONVERTIBLE BONDS (Cost $918,793)					746,750

SHORT TERM INVESTMENTS - 20.22%
Commercial Paper - 17.07%
American Express
0.00%, 10/01/2008				2,960,000	2,960,000
Citigroup
0.00%, 10/01/2008				1,674,000	1,674,000
Deutsche Bank
0.00%, 10/01/2008				1,674,000	1,674,000
General Electric
0.00%, 10/01/2008				2,960,000	2,960,000
HSBC Finance
0.00%, 10/01/2008				2,960,000	2,960,000
					12,228,000
Demand Notes - 0.20%
US Bancorp
2.212% (c)				143,302	143,302

U.S. Treasury Bills - 2.95%
United States Treasury Bill
0.060%, 11/28/2008 (d)				2,110,000	2,109,811

TOTAL SHORT TERM INVESTMENTS (Cost $14,481,113)					14,481,113

Total Investments (Cost $72,520,758) - 105.46%					75,522,170
Liabilities in Excess of Other Assets - (5.46)%					(3,912,130)
TOTAL NET ASSETS - 100.00%					$71,610,040

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Restricted
(c)	Variable Rate
(d)	Assigned as collateral for certain option contracts

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments			$72,520,758
Gross unrealized appreciation			6,610,579
Gross unrealized depreciation			(3,609,167)
Net unrealized appreciation			3,001,412

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
September 30, 2008
The Yacktman Focused Fund
(Unaudited)

				Contracts	Value
PUT OPTIONS

Americredit Corp.
Expiration: November, 2008
Exercise Price: $10.00				2,000	$445,000
Pulte Homes, Inc.
Expiration: January, 2009
Exercise Price: $15.00				725	174,000
Expiration: January, 2010
Exercise Price: $20.00				150	46,500
SLM Corp.
Expiration: October, 2008
Exercise Price: $15.00				600	18,000
Sprint Nextel Corp.
Expiration: January, 2009
Exercise Price: $7.50				1,700	93,500

ConocoPhillips
Expiration: January, 2008, Exercise Price: $70.00				300	239,100
					1,016,100
Total Options Written (Premiums received $1,250,593)					$1,016,100

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investment in Securities	$ 75,522,170	$ 60,294,307	$ 15,227,863	$ —
Other Financial Instruments*	$ 1,016,100	$ 1,016,100		$ —
Total	$ 76,538,270	$ 61,310,407	$ 15,227,863	$ —

*Other financial instruments include written options.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title) /s/ Donald A. Yacktman
 Donald A. Yacktman, President

Date   11/18/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Donald A. Yacktman
Donald A. Yacktman, President & Treasurer

Date 11/18/2008

* Print the name and title of each signing officer under his or her signature.